Related undertakings - Disclosure of wholly owned subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
A1 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	42.85%
A2 Preference Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	45.15%
A2 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	14.14%
A3 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	68.10%
A Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	4.99%
B Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Class A Ordinary Shares (KK)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	34.47%
Class C Ordinary Shares (KK)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	22.98%
Class A Ordinary Shares (LL)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	49.52%
Preference Shares (LL)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	48.25%